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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558

                         Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2007 through February 29, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------







--------------------------------------------------------------------------------

                                    PIONEER
                             -----------------------
                                      SHORT
                                   TERM INCOME
                                      FUND

                                      STABX
                                  Ticker Symbol

                                   Semiannual
                                     Report

                                     2/29/08

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              9
Prices and Distributions                      10
Performance Update                            11
Comparing Ongoing Fund Expenses               15
Schedule of Investments                       17
Financial Statements                          33
Notes to Financial Statements                 41
Approval of Investment Advisory Agreement     48
Trustees, Officers and Service Providers      52

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing U.S. economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation have forced investors and bankers to mark down the value of assets on their balance sheets. A late-summer credit crunch forced central banks in the U.S. and Europe to assume the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the U.S. Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to these developments, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining. For the six months ending February 29, 2008, the Dow Jones Industrial Average fell 7%, the Standard & Poor's 500 Index declined 9% and the NASDAQ Composite Index fell 13%. The MSCI EAFE Developed Market Index of international stock markets fell 5% during that period. Only the MSCI Emerging Markets Index posted a positive return over the six-month period, rising 18%. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 6% over the six months ending February 29, 2008. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1% over the same six-month period as its higher coupon yields could not offset a fall in bond prices triggered by widening credit spreads.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a worsening of the liquidity/credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08
--------------------------------------------------------------------------------

In the following interview, portfolio managers Richard Schlanger and Charles Melchreit discuss the factors that influenced Pioneer Short Term Income Fund's performance for the six-month period ended February 29, 2008.

Q: Can you describe the market environment for fixed-income investors over the fiscal period ended February 29, 2008?

A: The period saw continued fallout from the subprime mortgage crisis, and was characterized by a "flight to quality" of unprecedented strength that boosted Treasury market performance over that of all other fixed-income sectors. The extent of the subprime issue first began to emerge in July and August of 2007. It became apparent that, due to rising borrower defaults, subprime lenders would be unable to meet their obligations to the Wall Street firms that had repackaged these mortgages for investors, causing a credit crunch and liquidity crisis. While the situation showed signs of stabilizing as we entered the Fund's most recent fiscal period, news in November of 2007 of subprime related losses at a number of leading financial firms drove yield spreads (difference in yields of bonds of varying credit quality) wider as the perception of counterparty risk among market participants rose. Many of these institutions had issued very short-term commercial paper to finance lower quality or longer maturity holdings in so-called special investment vehicles (SIVs) and were unable to roll over their debt in the prevailing credit crunch. While the U.S. Federal Reserve embarked on a rate cutting campaign, those participants have been forced to seek liquidity by borrowing at market rates that failed to follow the Fed funds rate down, or by selling corporate holdings and other credit-sensitive positions held in SIVs. The flooding of the market with credits that trade at a yield spread versus Treasuries has caused performance of all credit sectors to lag that of Treasuries by wide margins.

     During the six months ended February 29, 2008, the Federal Reserve lowered the Fed funds rate five times by a total of two percentage points, leaving the benchmark rate at 3.00%. Treasuries experienced falling interest rates and a sharply steepening yield curve (which measures the relationship between bond yields and maturities) as declines on the short end were dramatic. To illustrate, the two-year Treasury yield fell by two and one-half percentage points during the period, from 4.13% to 3.05%, while

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     the 10-year Treasury yield fell around one percentage point, from 4.53% to 3.52% during that same period. Since fixed-income security prices move in the opposite direction of yields, that resulted in very strong Treasury market performance.

Q:   How did the Fund perform in this environment?

A: The Fund's total return for the six months ended February 29, 2008, was a positive 2.96%, versus 5.65% for the unmanaged benchmark index, the Lehman Brothers One- to Three-Year Government/Credit Index. The Fund's SEC yield as of February 29, 2008, was 4.19%. The total return and SEC yield numbers are for Class A shares and do not include the impact of any sales charge paid.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   Can you review the Fund's principal strategies during the fiscal period?

A: With respect to maturities, we continued to focus on the two- to-three-year range, as the Fund has remained somewhat conservatively positioned from the perspective of sensitivity to changes in interest rates. At the end of February, the Fund's duration was 1.61 years, down from 1.87 years at the start of the fiscal period. (Duration measures a bond's price sensitivity to changes in interest rates.)

     Average quality of the Fund's portfolio as of February 29, 2008 is currently AA-. U.S. Treasury and agency issues totaled 4.7% at period end, down from 13.2% six months earlier. This mix reflects our view that Treasuries were not valued attractively versus credit-sensitive sectors, as well as a focus on income generation in making purchases for the Fund. The move away from Treasuries was the principal constraint on performance for the period,

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08                            (continued)
--------------------------------------------------------------------------------

     as Treasuries benefited from the extraordinary flight to quality that occurred.

     Treasury issues were sold by the Fund in favor of an increased weighting in a variety of mortgage-related securities with higher yields. At the end of the fiscal period, mortgage-related securities accounted for 75.8% of Fund assets. Within the mortgage sector, the Fund has significant exposure to pass-through securities backed by retail or commercial mortgages. Given the ongoing concerns with respect to the housing market, the Fund's retail mortgage- backed holdings have remained focused on the highest quality, government agency-backed pools, including those offered by GNMA, FNMA and Freddie Mac. The Fund had minimal exposure to subprime mortgage securities.

     The Fund's corporate holdings were 19.0% of assets at the end of February, up slightly from 17.8% six months earlier. While the yield advantage provided by corporate bonds versus Treasuries has been quite narrow for some time, during the period the Fund began to purchase new corporate issuance to take advantage of the higher yields they offered versus issues traded in the secondary market. By the end of the period, high quality new issue corporate debt generally offered between one and one-half and two percentage points of additional yield versus Treasuries of comparable maturity. Purchases among corporates have been weighted toward bank and finance names that have been trading at attractive valuations and which we expect to benefit from Fed actions to provide liquidity.

Q:   What is your assessment of the current climate for fixed-income investing?

A: In the months ahead, we will continue to monitor economic indicators and the implications for future Federal Reserve policy. Housing and related sectors are likely to continue to weigh on the U.S. economy for another quarter or two, serving as a drag on employment and growth. The February jobs report, released in March, revealed another net loss of jobs, while retail sales dipped as well, indicating that the odds of a near-term recession have increased. On the plus side for growth, the recent weakening of the U.S. dollar should boost exports.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     In addition to lowering the Fed funds rate, the Fed has recently taken other strong steps to increase liquidity in the markets. While the Fed has clearly been in an easing posture, there are factors that suggest the potential for increased inflation cannot be ignored. The factors include the weaker U.S. dollar as well as crude oil prices that have recently exceeded $100 per barrel. This backdrop suggests that when the Fed does reverse and tighten policy in order to manage growth and inflation, it will do so fairly decisively.

     In all environments, we follow a disciplined investment process based on identifying relative value among fixed-income sectors and carefully evaluating the risk/reward profile of credit-sensitive issues. As market participants have been forced by the twin credit and liquidity crises to sell high-quality, non-Treasury assets, the Fund have been able to add securities with attractive yields to the Fund without sacrificing quality. The Fund is conservatively structured with respect to maturities, with nearly half of assets maturing in less than one year. As a result, the Fund should have sufficient liquidity to continue to take advantage of attractive valuations as they arise. We believe the Fund is well positioned for the time when market conditions stabilize and participants begin to diversify purchases away from the recent narrow focus on U.S. Treasuries, which currently provide negative "real,"or after-inflation, yields.

     More broadly, we will continue to seek to provide a high level of current income while reducing the impact of interest rate changes on the Fund's share price. We believe our focus on quality and relative share price stability continues to make the Fund an attractive option for investors seeking to maintain fixed-income exposure in an uncertain environment.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08                            (continued)
--------------------------------------------------------------------------------

proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The securities issued by U.S. government sponsored entities (i.e. FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. government. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political condition. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/29/08
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

Collateralized Mortgage Obligations                      49.2%
U.S. Government Securities                               22.1%
U.S. Corporate Bonds                                     18.1%
Asset Backed Securities                                   9.1%
Temporary Cash Investment                                 1.1%
Senior Floating Rate Loans                                0.4%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

[The following data was represented as a pie chart in the printed material]

AAA                                                       1.5%
AA                                                        4.8%
A                                                         6.9%
BBB                                                       5.1%
BB                                                        1.3%
B & Lower                                                 2.8%
Commercial Paper                                          0.5%
Treasury/Agency                                          77.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

 1.   Countrywide Home Loans, 5.5%, 10/25/32                          3.14%
 2.   American Home Mortgage Investment, Floating Rate Note,
        10/25/34                                                      2.17
 3.   GS Mortgage Securities Corp., 6.771%, 5/3/18                    2.08
 4.   RALI 2005-QA10 A41, 5.7412%, 9/25/35                            1.92
 5.   CS First Boston Mortgage Security, 7.13%, 11/15/30              1.91
 6.   Residential Asset Mortgage Products, Inc., Floating Rate Note,
        5/25/18                                                       1.80
 7.   RAAC Series, 6.0%, 1/25/32                                      1.78
 8.   U.S. Treasury Bond, 4.37%, 3/31/12                              1.75
 9.   Federal Home Loan Mortgage Corp., 4.511%, 5/1/35                1.67
10.   Federal Home Loan Mortgage Corp., 4.0%, 9/15/15                 1.62

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   2/29/08   8/31/07
------- --------- --------
    A     $9.82    $9.76
    B     $9.81    $9.75
    C     $9.80    $9.74
    Y     $9.82    $9.76

Distributions Per Share
--------------------------------------------------------------------------------

                       9/1/07 - 2/29/08
        -----------------------------------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
------- ---------------- --------------- --------------
   A    $0.2262          $ -                  $ -
   B    $0.1820          $ -                  $ -
   C    $0.1868          $ -                  $ -
   Y    $0.2446          $ -                  $ -


Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                               CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund at public offering price, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of February 29, 2008)
--------------------------------------------------------------------------------
                                  Net Asset    Public Offering
Period                           Value (NAV)     Price (POP)
Life-of-
Class
(7/8/04)                             3.27%          2.55%
1 Year                               5.01           2.40
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2007)
                                     Gross           Net
                                     1.00%          0.90%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

                 Pioneer Short              Lehman Brothers One- to
                Term Income Fund      Three-Year Government/Credit Index
7/04                $ 9,750                         $10,000
                    $ 9,816                         $10,062
2/06                $ 9,986                         $10,294
                    $10,438                         $10,810
2/08                $10,960                         $11,732

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 2.5% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/01/11 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                              CLASS B SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of February 29, 2008)
                                      If             If
Period                               Held         Redeemed
Life-of-
Class
(7/8/04)                             2.37%          2.37%
1 Year                               3.97           1.97
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2007)
                                     Gross           Net
                                     1.88%          1.80%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

                 Pioneer Short              Lehman Brothers One- to
                Term Income Fund      Three-Year Government/Credit Index
7/04                $10,000                         $10,000
                    $10,031                         $10,062
2/06                $10,121                         $10,294
                    $10,489                         $10,810
2/08                $10,905                         $11,732

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 2.0% and declines over three years.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/01/09 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                              CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of February 29, 2008)
                                      If             If
Period                               Held         Redeemed
Life-of-
Class
(7/8/04)                             2.43%          2.43%
1 Year                               4.14           4.14
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2007)
                                     Gross           Net
                                     1.72%          1.72%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

                 Pioneer Short              Lehman Brothers One- to
                Term Income Fund      Three-Year Government/Credit Index
7/04                $10,000                         $10,000
                    $10,042                         $10,062
2/06                $10,110                         $10,294
                    $10,486                         $10,810
2/08                $10,920                         $11,732

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/01/09 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                               CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of February 29, 2008)
                                      If             If
Period                               Held         Redeemed
Life-of-
Class
(7/8/04)                             3.65%          3.65%
1 Year                               5.29           5.29
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2007)
                                     Gross           Net
                                     0.53%          0.53%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

                 Pioneer Short              Lehman Brothers One- to
                Term Income Fund      Three-Year Government/Credit Index
7/04                $10,000                         $10,000
                    $10,115                         $10,062
2/06                $10,313                         $10,294
                    $10,829                         $10,810
2/08                $11,402                         $11,732

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on actual returns from September 1, 2007 through February 29, 2008

Share Class                          A             B              C             Y
---------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 9/1/07
Ending Account Value             $1,029.60      $1,025.00      $1,025.50      $1,031.50
On 2/29/08
Expenses Paid During Period*     $    4.54      $    9.06      $    8.56      $    2.63

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80%, 1.70%, and 0.52% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2007 through February 29, 2008

Share Class                          A             B              C             Y
---------------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 9/1/07
Ending Account Value              $1,020.39      $1,015.91      $1,016.41      $1,022.28
On 2/29/08
Expenses Paid During Period*      $    4.52      $    9.02      $    8.52      $    2.61

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80%, 1.70%, and 0.52% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)
--------------------------------------------------------------------------------

                              S&P/
             Floating       Moody's
  Principal  Rate (b)       Ratings
   Amount    (unaudited)  (unaudited)                                                      Value
                                         ASSET BACKED SECURITIES - 9.1%
                                         Energy - 0.2%
                                         Oil & Gas Equipment & Services - 0.2%
 $  400,000  7.74          NR/NR         Sevan Marine ASA, Floating Rate Note,
                                           5/14/13 (144A)                           $    366,000
                                                                                    ------------
                                         Total Energy                               $    366,000
                                                                                    ------------
                                         Consumer Services - 0.3%
                                         Restaurants - 0.3%
    685,000                BB/Ba3        Dunkin Brands Master Finance LLC,
                                           8.28%, 6/20/31 (144A)                    $    609,141
                                                                                    ------------
                                         Total Consumer Services                    $    609,141
                                                                                    ------------
                                         Food & Drug Retailing - 0.1%
                                         Food Retail - 0.1%
    200,000                BB/Aaa        Dominos Pizza Master Issuer LLC,
                                           7.629%, 4/25/37                          $    163,072
                                                                                    ------------
                                         Total Food & Drug Retailing                $    163,072
                                                                                    ------------
                                         Banks - 2.6%
                                         Thrifts & Mortgage Finance - 2.6%
  1,125,000                AAA/Aaa       Americredit Automobile Receivable Trust,
                                           5.66%, 1/6/11                            $  1,136,295
    165,184  4.21          AAA/Aaa       CMOT 44, Floating Rate Note, 7/1/18             165,219
  1,130,505                AAA/Aaa       CSAB Mortgage Backed Trust, 6.0%,
                                           11/25/36                                    1,139,021
     18,086  3.32          AAA/Aaa       Greenpoint Mortgage Funding, Floating
                                           Rate Note, 4/15/30                             18,080
    631,199                A+/A2         HEMT 2004-6 M2, 5.321%, 4/25/35                 390,207
    501,000                AAA/Aaa       Honda Auto Receivables Owner Trust,
                                           5.1%, 3/18/11                                 511,717
    497,465                AAA/Aaa       Local Insight Media Finance LLC, 5.88%,
                                           10/23/37                                      439,829
  1,100,000                AA/Aa2        Popular ABS Mortgage Pass Through
                                         Trust, 5.181%, 9/25/34                        1,005,633
      5,092  5.32          A-/Baa1       Taganka Car Loan Finance Plc, Floating
                                           Rate Note, 11/14/13 (144A)                      5,092
                                                                                    ------------
                                                                                    $  4,811,093
                                                                                    ------------
                                         Total Banks                                $  4,811,093
                                                                                    ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                               S&P/
            Floating         Moody's
 Principal  Rate (b)         Ratings
   Amount   (unaudited)    (unaudited)                                                     Value
                                         Diversified Financials - 3.4%
                                         Asset Management & Custody Banks - 0.4%
  $ 726,193  3.32          AAA/Aaa       SPSAC 1998-1 A1, Floating Rate Note,
                                           3/25/28                                  $    632,436
    107,502  3.41          AAA/Aaa       TMTS 2005-7SL A1, Floating Rate Note,
                                           7/25/35                                       104,279
                                                                                    ------------
                                                                                    $    736,715
                                                                                    ------------
                                         Consumer Finance - 0.6%
    818,170                AA/Aaa        RFMS2 2003-HI1 M1, 5.27%, 4/25/28          $    791,503
    138,671  4.11          AA/Aaa        SAST 2002-1 M1, Floating Rate Note,
                                           1/25/32                                       125,013
    167,820  3.72          AA/Aaa        SAST 2002-2 M1, Floating Rate Note,
                                           8/25/32                                       163,123
                                                                                    ------------
                                                                                    $  1,079,639
                                                                                    ------------
                                         Diversified Financial Services - 1.3%
    910,563  6.29          AAA/Aaa       Bear Stearns Asset Backed Securities,
                                           Inc., Floating Rate Note, 6/25/43        $    899,677
    498,875  3.68          AAA/Aaa       Countrywide Asset Backed Certificates,
                                           Floating Rate Note, 4/25/32                   480,868
    220,121                AAA/Aaa       Ford Credit Auto Owner Trust, 3.72%,
                                           10/15/09                                      220,345
    297,267                BBB/Baa2      Power Receivables Finance, 6.29%,
                                           1/1/12 (144A)                                 316,982
    315,139                AAA/Aaa       Regions Auto Receivables Trust, 3.07%,
                                           9/15/10                                       315,087
    186,187                AAA/Aaa       USAA Auto Owner Trust, 5.16%,
                                           11/16/09                                      186,873
                                                                                    ------------
                                                                                    $  2,419,832
                                                                                    ------------
                                         Specialized Finance - 1.1%
    300,000  4.79          AA-/Baa3      Aegis Asset Backed Securities, Floating
                                           Rate Note, 1/25/34                       $    189,480
    906,886  3.50          AAA/Aaa       Aegis Asset Backed Securities, Floating
                                           Rate Note, 9/25/34                            841,112
    431,199                AAA/Aaa       Conseco Finance, 7.05%, 4/15/32                 434,412
    407,165                AAA/Aaa       Conseco Finance, 6.19%, 11/15/32                407,551
    250,000  2.75          AAA/Aaa       MBNA Credit Card Master Note, Floating
                                           Rate Note, 10/15/10                           249,736
                                                                                    ------------
                                                                                    $  2,122,291
                                                                                    ------------
                                         Total Diversified Financials               $  6,358,477
                                                                                    ------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 S&P/
              Floating         Moody's
  Principal   Rate (b)         Ratings
    Amount    (unaudited)    (unaudited)                                                   Value
                                         Government - 2.5%
 $3,064,111                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           4.511%, 5/1/35                           $  3,115,060
    953,658                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.134%, 10/1/31                               968,606
      4,524                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           7.25%, 8/1/31                                   4,608
    756,117                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           7.3%, 10/1/32                                 765,184
                                                                                    ------------
                                                                                    $  4,853,458
                                                                                    ------------
                                         Total Government                           $  4,853,458
                                                                                    ------------
                                         TOTAL ASSET BACKED SECURITIES
                                         (Cost $17,800,931)                         $ 17,161,241
                                                                                    ------------
                                         COLLATERALIZED MORTGAGE OBLIGATIONS - 49.3%
                                         Banks - 22.2%
                                         Thrifts & Mortgage Finance - 22.2%
  1,317,340                NR/Aaa        ABN Amro Mortgage Corp., 4.75%,
                                           5/25/18                                  $  1,345,349
  4,000,000  5.01          AAA/Aaa       American Home Mortgage Investment,
                                           Floating Rate Note, 10/25/34                4,038,528
  1,430,211  3.44          AAA/Aaa       American Home Mortgage Investment,
                                           Floating Rate Note, 10/25/34                1,310,352
    500,000                AAA/A2        CCI 2005 1A C, 5.074%, 6/15/35                  448,200
    436,421                AAA/Aaa       CDMC 2003-2P A3, 5.45%, 11/25/19                444,440
  2,642,467                AAA/Aaa       Chase Mortgage Finance Corp., 6.0%,
                                           1/25/34                                     2,696,165
  1,377,416                AAA/Aaa       CMLTI 2003-UP3 A1, 7.0%, 9/25/33              1,458,641
    515,866  6.26          AAA/NR        CMLTI 2005-1 2A1A, Floating Rate Note,
                                           4/25/35                                       502,579
  1,137,152                AAA/NR        CMLTI 2005-9 2SX2, 5.5%, 11/25/35               124,400
    585,173                AAA/NR        CSFB 2004-C2 A1, 3.819%, 5/15/36                561,223
    387,006  3.21          AAA/Aaa       CSMC 2006-3 1A1A, Floating Rate Note,
                                           4/25/36                                       386,294
    775,000                AAA/Aaa       GECMC 2005-C1 A2, 4.353%, 6/10/48               761,476
  2,000,000                AAA/Aaa       GS Mortgage Securities Corp. II, 4.602%,
                                           8/10/38                                     1,981,910
  3,500,000                AAA/Aaa       GS Mortgage Securities Corp., 6.771%,
                                           5/3/18                                      3,868,887
    114,070  4.32          AA+/A1        Impac CMB Trust, Floating Rate Note,
                                           11/25/34                                       87,816

The accompanying notes are an integral part of these financial statements.   19

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                                 S&P/
              Floating         Moody's
  Principal   Rate (b)         Ratings
    Amount    (unaudited)    (unaudited)                                                   Value
                                         Thrifts & Mortgage Finance - 22.2%
 $3,126,328  3.78          AAA/Aaa       Impac CMB Trust, Floating Rate Note,
                                           9/25/34                                  $  2,950,119
    825,029                AAA/Aaa       JP Morgan Mortgage Trust, 6.0%,
                                           8/25/36                                        97,959
    675,000                AAA/Aaa       JPMCC 2004-CB8 A2, 3.837%, 1/12/39              646,609
    725,984  3.64          A+/A1         LBSBC 2005-2 A M2, Floating Rate Note,
                                           9/25/30                                       592,751
  1,827,213                AAA/AAA       LBSBC 2007-2 A1, 5.57%, 3/25/37               1,802,911
  2,500,000                AAA/Aaa       LBUBS 2001-C2 C, 6.975%, 9/15/34              2,596,689
  1,000,000                AAA/Aaa       LBUBS 2002-CA A3, 6.226%, 3/15/26             1,007,142
    602,157                AAA/Aaa       LBUBS 2005-C2 A2, 4.81%, 4/15/30                596,266
    557,726                AAA/Aaa       Merrill Lynch Mortgage Trust, 4.446%,
                                           9/12/42                                       552,711
  1,356,936  3.50          AAA/Aaa       MLCC 199-A A, Floating Rate Note,
                                           3/15/25                                     1,215,756
  3,221,284  6.32          AAA/Aaa       Residential Asset Mortgage Products,
                                           Inc., Floating Rate Note, 5/25/18           3,357,216
  1,000,000  3.41          AA+/Aa2       SARM 2007-2 M1, Floating Rate Note,
                                           3/25/37                                       789,728
  1,000,000                NR/Aa2        SBA CMBS Trust, 5.451%, 11/15/36                990,252
    311,571  3.43          AAA/Aaa       SEMT 2004-10 A2, Floating Rate Note,
                                           11/20/34                                      309,164
  1,108,965                AAA/Aaa       SEMT 2005-1 A2, 5.8325%, 2/20/35                978,347
  1,145,471  7.23          AAA/Aaa       Structured Asset Mortgage Investments,
                                           Inc., Floating Rate Note, 5/25/45           1,110,300
    315,367  5.98          AAA/Aaa       Thornburg Mortgage Securities, Floating
                                           Rate Note, 3/25/44                            320,326
    507,283  3.49          AAA/Aaa       Thornburg Mortgage Securities, Floating
                                           Rate Note, 9/25/34                            486,637
  1,000,000  3.50          AAA/Aaa       Wells Fargo Mortgage Backed Securities,
                                           Floating Rate Note, 6/25/35                 1,008,688
    425,000  3.54          AAA/Aaa       Wells Fargo Mortgage Backed Securities,
                                           Floating Rate Note, 9/25/34                   424,145
                                                                                    ------------
                                                                                    $ 41,849,976
                                                                                    ------------
                                          Total Banks                               $ 41,849,976
                                                                                    ------------

20  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                S&P/
             Floating         Moody's
  Principal  Rate (b)         Ratings
   Amount    (unaudited)    (unaudited)                                                    Value
                                         Diversified Financials - 14.7%
                                         Consumer Finance - 0.3%
 $  541,791                AAA/Aaa       Asset Securitization Corp., 6.75%,
                                           2/14/43                                  $    541,978
                                                                                    ------------
                                         Investment Banking & Brokerage - 0.5%
    939,326  3.29          AAA/Aa1       Lehman Brothers, Floating Rate Note,
                                           5.56%, 9/15/21 (144A)                    $    899,192
                                                                                    ------------
                                         Diversified Financial Services - 13.9%
     30,208                AAA/Aaa       Banc of America Commercial Mortgage,
                                           Inc., 7.109%, 11/15/31                   $     30,205
  1,187,962                AAA/NR        Banc of America Mortgage Securities,
                                           4.0%, 4/25/34                               1,189,081
  5,876,732                AAA/NR        Countrywide Home Loans, 5.5%,
                                           10/25/32                                    5,863,181
  3,500,000                AAA/Aaa       CS First Boston Mortgage Security,
                                           7.13%, 11/15/30                             3,567,205
    869,692  3.97          AA+/Aaa       CS First Boston Mortgage Security,
                                           Floating Rate Note, 11/25/33                  870,186
    204,432  3.60          AAA/Aaa       CS First Boston Mortgage Security,
                                           Floating Rate Note, 4/25/34                   196,240
    125,000  3.79          AA/A2         CS First Boston Mortgage Security,
                                           Floating Rate Note, 9/25/34                   108,424
    136,576  6.99          AAA/Aaa       First Horizon Mortgage Pass-Through
                                           Trust, Floating Rate Note, 12/27/32           137,025
    118,647  6.66          AAA/Aaa       First Horizon Mortgage Pass-Through
                                           Trust, Floating Rate Note, 2/25/34            120,118
    350,000                AAA/Aaa       Greenwich Capital Commercial, 4.022%,
                                           1/5/36                                        345,144
  1,597,840                AAA/Aaa       J.P. Morgan Alternative Loan Trust,
                                           5.63%, 8/25/36                              1,605,563
    591,343                AAA/Aaa       LB-UBS Commercial Mortgage, 6.27%,
                                           6/15/20                                       594,999
    156,543                AAA/Aaa       Morgan Stanley Capital I, 6.56%,
                                           11/18/35                                      156,179
  1,000,000  7.22          AAA/Aaa       Morgan Stanley Capital I, Floating Rate
                                           Note, 12/15/31                              1,010,642
  3,277,889                AAA/Aaa       RAAC Series, 6.0%, 1/25/32                    3,327,318
  3,645,661                AAA/Aaa       RALI 2005-QA10 A41, 5.7412%,
                                           9/25/35                                     3,584,414
    682,576                AAA/Aaa       Residential Accredit Loans, Inc.,
                                           6.6352%, 7/25/33                              687,330

The accompanying notes are an integral part of these financial statements.   21

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                                 S&P/
              Floating         Moody's
  Principal   Rate (b)         Ratings
    Amount    (unaudited)    (unaudited)                                                   Value
                                         Diversified Financial Services - (continued)
 $2,705,017                AAA/Aaa       Residential Funding Mortgage Security I,
                                           5.25%, 2/15/18                           $  2,751,036
                                                                                    ------------
                                                                                    $ 26,144,290
                                                                                    ------------
                                         Total Diversified Financials               $ 27,585,460
                                                                                    ------------
                                         Government - 12.4%
    173,084                AAA/Aaa       Federal Home Loan Bank, 4.84%,
                                           1/25/12                                  $    176,390
    100,244                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           4.0%, 12/15/12                                100,374
  3,009,710                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           4.0%, 9/15/15                               3,020,629
  1,067,927                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           4.0%, 12/15/16                              1,072,867
     87,812                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           4.0%, 4/15/22                                  87,984
     41,200                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           4.5%, 6/15/14                                  41,349
    902,194                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           4.5%, 8/15/17                                 912,354
    180,217                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           5.0%, 1/15/10                                 182,685
    678,749                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           5.0%, 8/15/23                                 684,690
    957,953                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           5.0%, 6/25/28                                 976,092
    879,280                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           5.5%, 12/15/18                                904,853
    327,933                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           5.5%, 6/15/32                                 333,064
  1,549,044                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           5.5%, 10/15/35                              1,613,815
    633,654                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           5.875%, 5/15/16                               645,643
  1,350,207                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.0%, 12/15/21                              1,395,357
    327,933                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.0%, 6/15/32                                 334,759
      2,032                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.0%, 4/25/36                                   2,032

22  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                S&P/
             Floating         Moody's
  Principal  Rate (b)         Ratings
   Amount    (unaudited)    (unaudited)                                                    Value
                                         Government - (continued)
 $  421,498                AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.1%, 9/15/18                            $    428,056
    880,906                AAA/Aaa       Federal National Mortgage Association
                                           Benchmark Remic, 5.45%, 12/25/20              908,676
  1,398,905                AAA/Aaa       Federal National Mortgage Association
                                           Benchmark Remic, 5.5%, 5/25/14              1,433,421
    906,334                AAA/Aaa       Federal National Mortgage Association
                                           Benchmark Remic, 6.0%, 6/25/16                925,436
  2,190,706  6.13          AAA/Aaa       Federal National Mortgage Association
                                           Grantor Trust, Floating Rate Note,
                                           7/25/43                                     2,271,016
    270,437                AAA/Aaa       Federal National Mortgage Association,
                                           4.0%, 11/25/14                                270,650
  1,485,045                AAA/Aaa       Federal National Mortgage Association,
                                           4.5%, 3/25/16                               1,492,600
    736,662                AAA/Aaa       Federal National Mortgage Association,
                                           4.5%, 11/25/25                                737,314
    385,465                AAA/Aaa       Federal National Mortgage Association,
                                           5.0%, 8/25/15                                 386,819
    513,496                AAA/Aaa       Federal National Mortgage Association,
                                           5.0%, 1/25/25                                 518,937
  1,210,382                NR/NR         Federal National Mortgage Association,
                                           5.5%, 4/25/30                               1,245,776
    112,291                AAA/Aaa       Federal National Mortgage Association,
                                           6.0%, 3/25/31                                 112,353
     51,486                NR/NR         Federal National Mortgage Association,
                                           6.5%, 4/25/23                                  51,555
                                                                                    ------------
                                                                                    $ 23,267,546
                                                                                    ------------
                                         Total Government                           $ 23,267,546
                                                                                    ------------
                                         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                         (Cost $92,791,875)                         $ 92,702,982
                                                                                    ------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                                S&P/
             Floating         Moody's
  Principal  Rate (b)         Ratings
   Amount    (unaudited)    (unaudited)                                                    Value
                                         CORPORATE BONDS - 18.1%
                                         Energy - 0.8%
                                         Oil & Gas Equipment & Services - 0.3%
 $  500,000                BBB+/Baa1     Weatherford International, Inc., 6.625%,
                                           11/15/11                                 $    542,098
                                                                                    ------------
                                         Oil & Gas Exploration & Production - 0.4%
    776,000                A/Aa2         Ras Laffan Liquid Natural Gas, 3.437%,
                                           9/15/09 (144A)                           $    779,615
                                                                                    ------------
                                         Oil & Gas Storage & Transportation - 0.1%
    250,000                BBB-/Baa3     NGPL Pipeco, LLC, 6.514%, 12/15/12
                                           (144A)                                   $    262,723
                                                                                    ------------
                                         Total Energy                               $  1,584,436
                                                                                    ------------
                                         Materials - 0.4%
                                         Diversified Chemical - 0.1%
    200,000                A-/Baa2       ICI Wilmington, Inc., 4.375%, 12/1/08      $    201,158
                                                                                    ------------
                                         Paper Packaging - 0.2%
    300,000                BBB/Baa3      Sealed Air Corp., 5.375%, 4/15/08
                                           (144A)                                   $    300,456
                                                                                    ------------
                                         Steel - 0.1%
    180,000                A+/A1         Nucor Corp., 5.0%, 12/1/12                 $    187,927
                                                                                    ------------
                                         Total Materials                            $    689,541
                                                                                    ------------
                                         Capital Goods - 2.2%
                                         Building Products - 0.2%
    500,000  7.32          B+/B2         Builders Firstsource, Inc., Floating Rate
                                           Note, 2/15/12                            $    365,000
                                                                                    ------------
                                         Construction, Farm Machinery & Heavy Trucks - 0.2%
    500,000                A/A2          Caterpillar Financial Services Corp.,
                                           4.3%, 6/1/10                             $    513,027
                                                                                    ------------
                                         Industrial Conglomerates - 1.5%
    500,000                AAA/Aaa       General Electric Capital Corp., 4.0%,
                                           2/15/12                                  $    501,772
  1,500,000                AAA/Aaa       General Electric Capital Corp., 5.5%,
                                           11/15/11                                    1,517,007
    250,000                AAA/Aaa       General Electric Corp., 4.0%, 6/15/09           253,166
    500,000                AAA/Aaa       General Electric Corp., 4.125%, 3/4/08          500,000
                                                                                    ------------
                                                                                    $  2,771,945
                                                                                    ------------

24  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                S&P/
             Floating         Moody's
  Principal  Rate (b)         Ratings
   Amount    (unaudited)    (unaudited)                                                    Value
                                         Trading Companies & Distributors - 0.3%
 $  500,000                BBB+/Baa1     GATX Corp., 5.5%, 2/15/12                  $    523,614
                                                                                    ------------
                                         Total Capital Goods                        $  4,173,586
                                                                                    ------------
                                         Automobiles & Components - 0.1%
                                         Automobile Manufacturers - 0.1%
    250,000                BBB-/Baa3     Hyundai Motor Co., Ltd., 5.3%,
                                           12/19/08 (144A)                          $    253,788
                                                                                    ------------
                                         Total Automobiles & Components             $    253,788
                                                                                    ------------
                                         Consumer Durables & Apparel - 0.7%
                                         Home Furnishings - 0.4%
    750,000                BBB-/Baa3     Mohawk Industries, Inc., 5.75%,
                                           1/15/11                                  $    794,573
                                                                                    ------------
                                         Household Appliances - 0.3%
    500,000                BBB/Baa2      Whirlpool Corp., 5.5%, 3/1/13              $    511,341
                                                                                    ------------
                                         Total Consumer Durables & Apparel          $  1,305,914
                                                                                    ------------
                                         Media - 0.7%
                                         Broadcasting & Cable TV - 0.7%
  1,000,000                BBB+/Baa2     Comcast Cable Corp., 6.875%, 6/15/09       $  1,036,132
    300,000                BB+/Baa3      Cox Enterprises, Inc., 4.375%,
                                           5/1/08 (144A)                                 300,198
                                                                                    ------------
                                                                                    $  1,336,330
                                                                                    ------------
                                         Total Media                                $  1,336,330
                                                                                    ------------
                                         Food & Drug Retailing - 0.1%
                                         Food Distributors - 0.1%
    200,000                BBB/Baa2      Cadbury Schweppes US Financial Plc,
                                           3.875%, 10/1/08 (144A)                   $    200,543
                                                                                    ------------
                                         Total Food & Drug Retailing                $    200,543
                                                                                    ------------
                                         Food, Beverage & Tobacco - 1.0%
                                         Agricultural Products - 0.3%
    465,000                A/A2          Cargill, Inc., 5.2%, 1/22/13 (144A)        $    477,867
                                                                                    ------------
                                         Brewers - 0.1%
    250,000                BBB+/Baa1     Miller Brewing Co., 4.25%, 8/15/08
                                           (144A)                                   $    250,901
                                                                                    ------------

The accompanying notes are an integral part of these financial statements.   25

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                                S&P/
             Floating         Moody's
  Principal  Rate (b)         Ratings
   Amount    (unaudited)    (unaudited)                                                     Value
                                         Soft Drinks - 0.6%
 $  500,000                A+/Aa2        Pepsico, Inc., 4.65%, 2/15/13              $    524,197
    500,000                A+/Aa2        Pepsico, Inc., 5.15%, 5/15/12                   534,920
                                                                                    ------------
                                                                                    $  1,059,117
                                                                                    ------------
                                         Total Food, Beverage & Tobacco             $  1,787,885
                                                                                    ------------
                                         Health Care Equipment & Services - 0.6%
                                         Health Care Equipment - 0.6%
  1,000,000                A+/A2         Becton Dickinson & Co., 7.150%,
                                           10/1/09                                  $  1,070,170
                                                                                    ------------
                                         Total Health Care Equipment & Services     $  1,070,170
                                                                                    ------------
                                         Pharmaceuticals & Biotechnology - 0.8%
                                         Biotechnology - 0.5%
    900,000                BBB/Baa3      Biogen Idec, Inc., 6.0%, 3/1/13            $    908,459
                                                                                    ------------
                                         Pharmaceuticals - 0.3%
    500,000                AA/A1         Abbott Laboratories, 5.15%, 11/30/12       $    533,654
                                                                                    ------------
                                         Total Pharmaceuticals & Biotechnology      $  1,442,113
                                                                                    ------------
                                         Banks - 1.5%
                                         Diversified Banks - 1.2%
    500,000                A/A3          First Tennessee Bank, 5.316%, 12/8/08      $    501,243
    250,000                A/Aa3         Korea Development Bank, 5.3%,
                                           1/17/13                                       259,836
    300,000                BBB+/A3       Popular North America, Inc., 3.875%,
                                           10/1/08                                       298,210
  1,000,000                BB+/Baa2      TNK-BP Finance SA, 7.5%, 3/13/13
                                            (144A)                                       997,500
    250,000                AA+/Aa1       Wells Fargo Co., 4.375%, 1/31/13                252,822
                                                                                    ------------
                                                                                    $  2,309,611
                                                                                    ------------
                                         Thrifts & Mortgage Finance - 0.3%
    600,000  3.33          A-/Baa1       Washington Mutual Bank, Floating Rate
                                           Note, 5/1/09                             $    562,105
                                                                                    ------------
                                         Total Banks                                $  2,871,716
                                                                                    ------------
                                         Diversified Financials - 5.2%
                                         Consumer Finance - 1.1%
    500,000                AA-/Aa3       Household Finance Co., 4.125%,
                                           11/16/09                                 $    502,590

26  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                 S&P/
              Floating         Moody's
  Principal   Rate (b)         Ratings
    Amount    (unaudited)    (unaudited)                                                   Value
                                         Consumer Finance - (continued)
 $1,000,000                AA-/Aa3       Household Finance Co., 5.9%, 6/19/12       $  1,042,854
    100,000  2.80          AA-/Aa3       Household Finance Corp., Floating Rate
                                           Note, 8/15/08                                  99,883
    260,000  3.12          BBB-/Baa1     SLM Corp., Floating Rate Note, 4/18/08          258,858
    100,000  2.81          BBB-/Baa1     SLM Corp., Floating Rate Note,
                                           12/15/08                                       96,367
                                                                                    ------------
                                                                                    $  2,000,552
                                                                                    ------------
                                         Investment Banking & Brokerage - 0.5%
    500,000                A+/A1         Merrill Lynch & Co., Inc., 4.125%,
                                           9/10/09                                  $    499,690
    500,000                A+/A1         Merrill Lynch & Co., Inc., 5.45%, 2/5/13        503,593
                                                                                    ------------
                                                                                    $  1,003,283
                                                                                    ------------
                                         Diversified Financial Services - 1.9%
    500,000  9.02          BB+/NR        Blue Fin, Ltd., Floating Rate Note,
                                           4/10/12                                  $    499,950
    250,000  5.12          AA-/Aa3       Citigroup, Inc. Floating Rate Note,
                                           3/16/12                                       239,687
  2,000,000                A+/A1         Premium Asset, 3.81%, 10/8/09 (144A)          2,003,868
  1,000,000  5.36          BBB-/Baa1     SLM Corp., Floating Rate Note, 2/1/10           885,000
                                                                                    ------------
                                                                                    $  3,628,505
                                                                                    ------------
                                         Specialized Finance - 1.7%
    800,000  6.89          NR/Baa3       Alfa Div Pymt Rights Finance, Floating
                                           Rate Note, 12/15/11 (144A)               $    768,000
    500,000                A/A2          CIT Group, Inc., 7.625%, 11/30/12               503,492
    500,000  5.26          A/A2          Citigroup, Inc., Floating Rate Note,
                                           6/8/09                                        469,534
    500,000                A/A2          National Rural Utilities, 5.4%, 10/15/13        528,697
    825,000 16.49          NR/NR         Spinnaker Capital Catastrophe, Floating
                                           Rate Note, 6/15/08 (144A)                     844,553
                                                                                    ------------
                                                                                    $  3,114,276
                                                                                    ------------
                                         Total Diversified Financials               $  9,746,616
                                                                                     ------------
                                         Insurance - 2.2%
                                         Life & Health Insurance - 1.1%
  2,000,000                AA/Aa3        Protective Life Corp., 4.0%, 10/7/09       $  2,051,270
                                                                                    ------------
                                         Property & Casualty Insurance - 0.5%
  1,000,000                AA/Aa3        Pacific Life Insurance Co., 3.75%,
                                           1/15/09 (144A)                           $  1,001,488
                                                                                    ------------

The accompanying notes are an integral part of these financial statements.   27

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                                S&P/
             Floating         Moody's
  Principal  Rate (b)         Ratings
   Amount    (unaudited)    (unaudited)                                                      Value
                                         Reinsurance - 0.6%
 $  250,000  7.37          BB/NR         Foundation RE, Ltd., Floating Rate Note,
                                           11/24/08 (144A)                          $    244,600
    250,000 14.16          NR/B3         Globecat, Ltd., Floating Rate Note,
                                           1/2/13 (144A)                                 249,674
    300,000  6.73          NR/NR         Redwood Capital X, Ltd., Floating Rate
                                           Note, 1/9/09 (144A)                           299,970
    250,000 13.57          B-/NR         Residential Rein 2005, Floating Rate
                                           Note, 6/6/08 (144A)                           249,950
                                                                                    ------------
                                                                                    $  1,044,194
                                                                                    ------------
                                         Total Insurance                            $  4,096,952
                                                                                    ------------
                                         Technology Hardware & Equipment - 0.2%
                                         Computer Hardware - 0.2%
    200,000                A/A2          Hewlett-Pack Co., 3.625%, 3/15/08          $    200,015
    250,000                BBB-/Baa3     NCR Corp., 7.125%, 6/15/09                      261,012
                                                                                    ------------
                                                                                    $    461,027
                                                                                    ------------
                                         Total Technology Hardware & Equipment      $    461,027
                                                                                    ------------
                                         Telecommunication Services - 0.8%
                                         Integrated Telecommunication Services - 0.8%
  1,000,000                A/A2          BellSouth Corp., 4.2%, 9/15/09             $  1,012,682
    250,000                BBB+/Baa2     Telecom Italia Capital, 4.0%, 11/15/08          249,834
    290,000                BBB+/Baa2     Telecom Italia Capital, 4.875%, 10/1/10         293,370
                                                                                    ------------
                                                                                    $  1,555,886
                                                                                    ------------
                                         Total Telecommunication Services           $  1,555,886
                                                                                    ------------
                                         Utilities - 0.8%
                                         Electric Utilities - 0.3%
    500,000                BBB+/Baa3     Entergy Gulf States, Inc., 3.6%, 6/1/08    $    498,187
                                                                                    ------------
                                         Multi-Utilities - 0.5%
    500,000                A-/A2         Consolidated Edison, Inc., 3.625%,
                                           8/1/08                                   $    499,843
    500,000                A/A1          Consolidated Edison, Inc., 4.7%,
                                           6/15/09                                       510,297
                                                                                    ------------
                                                                                    $  1,010,140
                                                                                    ------------
                                         Total Utilities                            $  1,508,327
                                                                                    ------------
                                         TOTAL CORPORATE BONDS
                                         (Cost $33,756,426)                         $ 34,084,830
                                                                                    ------------

28  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
   Amount                                                                                        Value
                          U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.1%
 $  143,051               Federal Home Loan Mortgage Corp., 3.0%, 8/1/10                  $    140,683
    477,716               Federal Home Loan Mortgage Corp., 4.0%, 4/15/22                      477,497
  1,350,969               Federal Home Loan Mortgage Corp., 4.5%, 3/1/08 - 9/1/12            1,347,887
  1,831,716               Federal Home Loan Mortgage Corp., 5.0%, 12/1/08 - 2/1/21           1,859,881
    937,173               Federal Home Loan Mortgage Corp., 5.375%, 8/15/11                    955,819
    157,261               Federal Home Loan Mortgage Corp., 5.5%, 4/1/08 - 12/1/08             158,415
    526,548               Federal Home Loan Mortgage Corp., 5.505%, 12/1/31                    529,563
  2,368,528               Federal Home Loan Mortgage Corp., 5.75%,
                            7/20/11 - 12/15/18                                               2,443,859
  2,959,915               Federal Home Loan Mortgage Corp., 6.0%, 10/15/08 - 3/15/36         2,968,643
    426,442               Federal Home Loan Mortgage Corp., 6.064%, 11/1/40                    428,267
     17,925               Federal Home Loan Mortgage Corp., 6.303%, 7/1/18                      18,614
  1,317,347               Federal Home Loan Mortgage Corp., 6.44%, 10/1/36                   1,353,830
  3,141,678               Federal Home Loan Mortgage Corp., 6.5%, 3/1/11 - 11/1/37           3,265,326
     12,126               Federal Home Loan Mortgage Corp., 6.533%, 11/1/25                     12,511
      8,144               Federal Home Loan Mortgage Corp., 6.571%, 4/1/29                       8,281
      4,441               Federal Home Loan Mortgage Corp., 6.837%, 4/1/28                       4,532
     17,001               Federal Home Loan Mortgage Corp., 6.888%, 11/1/31                     17,566
     12,635               Federal Home Loan Mortgage Corp., 6.985%, 5/1/25                      12,809
      4,895               Federal Home Loan Mortgage Corp., 7.035%, 4/1/29                       4,992
      9,268               Federal Home Loan Mortgage Corp., 7.142%, 1/1/28                       9,463
    324,319               Federal Home Loan Mortgage Corp., 7.245%, 8/1/31                     326,044
     17,518               Federal Home Loan Mortgage Corp., 7.295%, 6/1/25                      17,922
    142,518               Federal Home Loan Mortgage Corp., 7.393%, 11/1/24                    146,087
     25,378               Federal Home Loan Mortgage Corp., 7.484%, 2/1/27                      26,027
    104,606               Federal Home Loan Mortgage Corp., 7.652%, 4/1/25                     107,358
     83,747               Federal Home Loan Mortgage Corp., 7.680%, 1/1/25                      85,897
      5,794               Federal Home Loan Mortgage Corp., 7.936%, 2/1/33                       6,062
      3,517               Federal National Mortgage Association, 3.5%, 5/25/12                   3,508
    555,000               Federal National Mortgage Association, 4.375%, 6/21/10               578,392
  1,099,967               Federal National Mortgage Association, 4.5%,
                            10/25/15 - 12/25/25                                              1,103,568
  1,941,852               Federal National Mortgage Association, 5.0%,
                            3/1/09 - 7/25/15                                                 1,972,977
    336,813               Federal National Mortgage Association, 5.469%, 7/1/36                343,754
    835,489               Federal National Mortgage Association, 5.5%,
                            1/1/12 - 12/1/35                                                   842,024
    362,603               Federal National Mortgage Association, 5.765%, 10/1/36               365,610
    778,490               Federal National Mortgage Association, 6.0%,
                            6/25/29 - 2/1/34                                                   803,223
    788,323               Federal National Mortgage Association, 6.339%, 12/1/36               798,602
  2,020,758               Federal National Mortgage Association, 6.5%, 8/1/13 - 7/1/32       2,116,609

The accompanying notes are an integral part of these financial statements.   29

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------


  Principal
    Amount                                                                                                 Value
                          U.S. GOVERNMENT & AGENCY OBLIGATIONS - (continued)
 $4,359,720               Federal National Mortgage Association, 7.0%, 5/1/12 - 7/1/36    $  4,594,824
    104,840               Federal National Mortgage Association, 7.243%, 12/1/28               107,363
    110,818               Federal National Mortgage Association, 7.405%, 10/1/29               113,120
    458,095               Federal National Mortgage Association, 7.586%, 10/1/29               468,651
    221,689               Federal National Mortgage Association, 8.0%, 4/1/14                  234,551
  1,853,554               Government National Mortgage Association, 6.0%,
                            5/20/13 - 11/15/36                                               1,919,213
    729,412               Government National Mortgage Association, 6.5%,
                            5/15/31 - 10/15/37                                                 763,266
     88,776               Government National Mortgage Association, 7.0%,
                            1/15/09 - 11/15/13                                                  92,467
    727,902               Government National Mortgage Association, 7.5%,
                            4/15/09 - 10/15/36                                                 772,940
     94,873               Government National Mortgage Association, 8.0%,
                            8/15/08 - 4/15/10                                                   97,855
     21,779               Government National Mortgage Association, 8.5%,
                            9/15/09 - 12/15/09                                                  22,768
  3,000,000               U.S. Treasury Bond, 4.37%, 3/31/12                                 3,260,625
  1,000,000               U.S. Treasury Bond, 4.5%, 5/15/10                                  1,062,031
  1,040,060               U.S. Treasury Inflation Notes, 2.5%, 7/15/16                       1,170,880
  1,200,000               U.S. Treasury Notes, 4.75%, 5/15/14                                1,331,156
                                                                                          ------------
                                                                                          $ 41,673,812
                                                                                          ------------
                          TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                          (Cost $40,457,325)                                              $ 41,673,812
                                                                                          ------------

30  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                S&P/
                Floating      Moody's
  Principal     Rate (b)      Ratings
   Amount     (unaudited)   (unaudited)                                                      Value
                                         SENIOR FLOATING RATE LOAN INTERESTS - 0.4%**
                                         Commercial Services & Supplies - 0.2%
                                         Environmental & Facilities Services - 0.2%
 $  200,000  0.00          BB-/B2        Synagro Technologies, Inc., Term Loan,
                                           4/2/14                                   $    168,500
    200,000  7.40          BB-/Ba3       Waste Services, Inc., Tranche E Term
                                           Loan, 3/31/11                                 188,000
                                                                                    ------------
                                                                                    $    356,500
                                                                                    ------------
                                         Total Commercial Services & Supplies       $    356,500
                                                                                    ------------
                                         Pharmaceuticals & Biotechnology - 0.2%
                                         Pharmaceuticals - 0.2%
    547,236  6.5702        BB/NR         Talecris Biotherapeutics Holdings Corp.,
                                           First Lien Term Loan, 12/6/13            $    451,470
                                                                                    ------------
                                         Total Pharmaceuticals & Biotechnology      $    451,470
                                                                                    ------------
                                         TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                                         (Cost $897,752)                            $    807,970
                                                                                    ------------
                                         TEMPORARY CASH INVESTMENT - 1.1%
                                         Repurchase Agreement - 1.1%
  2,000,000                              Bank of America Corp., 3.16%, dated
                                           2/29/08, repurchase price of
                                           $2,000,000 plus accrued interest on
                                           3/3/08 collateralized by the following:
                                         $1,075,515 Freddie Mac Giant,
                                           5.5%, 12/1/36
                                         $950,323 Federal National Mortgage
                                           Association, 6.0%, 10/1/37               $  2,000,000
                                                                                    ------------
                                         TOTAL TEMPORARY CASH INVESTMENT
                                         (Cost $2,000,000)                          $  2,000,000
                                                                                    ------------
                                         TOTAL INVESTMENT IN SECURITIES - 100.1%
                                         (Cost $187,704,309)(a)                     $188,430,835
                                                                                    ------------
                                         OTHER ASSETS AND
                                         LIABILITIES - (0.1)%                       $   (194,448)
                                                                                    ------------
                                         TOTAL NET ASSETS - 100.0%                  $188,236,387
                                                                                    ============

The accompanying notes are an integral part of these financial statements.   31

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

** Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 29, 2008, the value of these securities amounted to $11,682,101 or 6.2% of total net assets.

NR      Not rated.

(a) At February 29, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $187,889,418 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                          $  3,141,484
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                            (2,600,067)
                                                                                ------------
      Net unrealized gain                                                       $    541,417
                                                                                ============

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 29, 2008, were as follows:

                                      Purchases          Sales
     Long-term U.S. Government      $ 8,013,988     $33,684,467
     Other Long-term Securities     $35,190,757     $35,018,766


32   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/29/08 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities, at value (cost $187,704,309)          $ 188,430,835
  Receivables -
    Investment securities sold                                          812,866
    Fund shares sold                                                     30,892
    Interest                                                          1,162,101
    Due from Pioneer Investment Management, Inc.                          1,506
  Other                                                                  14,826
                                                                  -------------
     Total assets                                                 $ 190,453,026
                                                                  -------------
LIABILITIES:
  Payables -
    Investment securities purchased                               $   1,067,974
    Fund shares repurchased                                             508,814
    Dividends                                                           126,670
  Due to bank                                                           421,160
  Due to affiliates                                                      26,616
  Accrued expenses                                                       65,405
                                                                  -------------
     Total liabilities                                            $   2,216,639
                                                                  -------------
NET ASSETS:
  Paid-in capital                                                 $ 193,563,269
  Distributions in excess of net investment income                      (16,757)
  Accumulated net realized loss on investments                       (6,036,651)
  Net unrealized gain on investments                                    726,526
                                                                  -------------
     Total net assets                                             $ 188,236,387
                                                                  -------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $18,426,471/1,876,758 shares)                 $        9.82
                                                                  =============
  Class B (based on $9,162,429/934,059 shares)                    $        9.81
                                                                  =============
  Class C (based on $4,064,472/414,767 shares)                    $        9.80
                                                                  =============
  Class Y (based on $156,583,015/15,943,360 shares)               $        9.82
                                                                  =============
MAXIMUM OFFERING PRICE:
  Class A ($9.82 [divided by] 97.5%)                              $       10.07
                                                                  =============

The accompanying notes are an integral part of these financial statements.   33

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/29/08

INVESTMENT INCOME:
  Interest                                                 $5,815,601
  Income from securities loaned, net                              187
                                                           ----------
     Total investment income                                                $5,815,788
                                                                            ----------
EXPENSES:
  Management fees                                          $  419,862
  Transfer agent fees and expenses
    Class A                                                    17,127
    Class B                                                    15,188
    Class C                                                     2,698
    Class Y                                                       434
  Distribution fees
    Class A                                                    17,101
    Class B                                                    43,230
    Class C                                                    15,172
  Administrative fees                                          23,617
  Custodian fees                                                9,774
  Registration fees                                            30,018
  Professional fees                                            27,825
  Printing expense                                             15,657
  Fees and expenses of nonaffiliated trustees                   3,156
  Miscellaneous                                                14,570
                                                           ----------
     Total expenses                                                         $  655,429
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                       (10,202)
     Less fees paid indirectly                                                    (860)
                                                                            ----------
     Net expenses                                                           $  644,367
                                                                            ----------
       Net investment income                                                $5,171,421
                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                          $  (75,738)
                                                                            ----------
  Change in net unrealized gain (loss) on investments                       $1,384,536
                                                                            ----------
  Net gain on investments                                                   $1,308,798
                                                                            ----------
  Net increase in net assets resulting from operations                      $6,480,219
                                                                            ==========

34   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/29/08 and the Year Ended 8/31/07, respectively

                                                            Six Months
                                                               Ended
                                                              2/29/08         Year Ended
                                                            (unaudited)        8/31/07
FROM OPERATIONS:
Net investment income                                      $   5,171,421    $   9,476,296
Net realized loss on investments                                 (75,738)        (171,450)
Change in net unrealized gain (loss) on investments            1,384,536          508,387
                                                           -------------    -------------
    Net increase in net assets resulting from operations   $   6,480,219    $   9,813,233
                                                           -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.23 and $0.44 per share, respectively)      $    (321,655)   $    (651,572)
    Class B ($0.18 and $0.35 per share, respectively)           (161,375)        (372,240)
    Class C ($0.19 and $0.35 per share, respectively)            (58,307)        (119,948)
    Class Y ($0.24 and $0.47 per share, respectively)         (4,623,847)      (8,706,262)
                                                           -------------    -------------
     Total distributions to shareowners                    $  (5,165,184)   $  (9,850,022)
                                                           -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $  24,431,690    $  67,873,310
Reinvestment of distributions                                  4,376,529        7,937,593
Cost of shares repurchased                                   (56,642,124)     (52,157,774)
                                                           -------------    -------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                          $ (27,833,905)   $  23,653,129
                                                           -------------    -------------
    Net increase (decrease) in net assets                  $ (26,518,870)   $  23,616,340
NET ASSETS:
Beginning of period                                          214,755,257      191,138,917
                                                           -------------    -------------
End of period                                              $ 188,236,387    $ 214,755,257
                                                           =============    =============
Distributions in excess of net investment income,
  end of period                                            $     (16,757)   $     (22,994)
                                                           =============    =============

The accompanying notes are an integral part of these financial statements.   35

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                 '08 Shares      '08 Amount      '07 Shares      '07 Amount
                                 (unaudited)     (unaudited)
CLASS A
Shares sold                          973,811    $  9,560,779         569,912    $  5,570,496
Reinvestment of distributions         27,276         267,525          54,816         535,851
Less shares repurchased             (475,425)     (4,664,636)     (1,498,430)    (14,631,863)
                                ------------    ------------    ------------    ------------
    Net increase (decrease)          525,662    $  5,163,668        (873,702)   $ (8,525,516)
                                ============    ============    ============    ============
CLASS B
Shares sold                          285,709    $  2,801,631         141,908    $  1,384,900
Reinvestment of distributions         10,757         105,400          25,739         251,415
Less shares repurchased             (282,326)     (2,766,572)       (782,689)     (7,635,745)
                                ------------    ------------    ------------    ------------
    Net increase (decrease)           14,140    $    140,459        (615,042)   $ (5,999,430)
                                ============    ============    ============    ============
CLASS C
Shares sold                          224,151    $  2,196,675         149,320    $  1,455,051
Reinvestment of distributions          4,014          39,310           7,457          72,737
Less shares repurchased             (108,916)     (1,066,539)       (473,952)     (4,616,134)
                                ------------    ------------    ------------    ------------
    Net increase (decrease)          119,249    $  1,169,446        (317,175)   $ (3,088,346)
                                ============    ============    ============    ============
CLASS Y
Shares sold                        1,007,558    $  9,872,605       6,079,632    $ 59,462,863
Reinvestment of distributions        404,153       3,964,294         723,645       7,077,590
Less shares repurchased           (4,906,338)    (48,144,377)     (2,585,048)    (25,274,032)
                                ------------    ------------    ------------    ------------
    Net increase (decrease)       (3,494,627)   $(34,307,478)      4,218,229    $ 41,266,421
                                ============    ============    ============    ============

36  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                                                       For the
                                                                                                                     period from
                                                          Six Months                                                   7/8/04
                                                            Ended                                                   (Commencement
                                                           2/29/08       Year Ended     Year Ended     Year Ended   of Operations)
                                                        (unaudited)       8/31/07        8/31/06        8/31/05      to 8/31/04
CLASS A
Net asset value, beginning of period                     $     9.76     $     9.75     $     9.84     $    10.02     $   10.00
                                                         ----------     ----------     ----------     ----------     ---------
Increase from investment operations:
 Net investment income                                   $     0.23     $     0.43     $     0.29     $     0.27     $    0.03
 Net realized and unrealized gain (loss)
  on investments                                               0.06           0.02          (0.06)         (0.14)         0.03
                                                         ----------     ----------     ----------     ----------     ---------
  Net increase from investment operations                $     0.29     $     0.45     $     0.23     $     0.13     $    0.06
Distributions to shareowners:
 Net investment income                                        (0.23)         (0.44)         (0.32)         (0.31)        (0.04)
                                                         ----------     ----------     ----------     ----------     ---------
Net increase (decrease) in net asset value               $     0.06     $     0.01     $    (0.09)    $    (0.18)    $    0.02
                                                         ----------     ----------     ----------     ----------     ---------
Net asset value, end of period                           $     9.82     $     9.76     $     9.75     $     9.84     $   10.02
                                                         ==========     ==========     ==========     ==========     =========
Total return*                                                  2.96%          4.68%          2.38%          1.31%         0.59%(a)
Ratio of net expenses to average net assets+                   0.91%**        0.91%          0.90%          0.90%         0.90%**
Ratio of net investment income to average
 net assets+                                                   4.60%**        4.27%          3.05%          2.68%         1.64%**
Portfolio turnover rate                                          43%**          78%            81%            71%           24%(a)
Net assets, end of period (in thousands)                 $   18,426     $   13,184     $   21,701     $   11,512     $   1,478
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid
 indirectly:
 Net expenses                                                  1.01%**        1.00%          0.99%          1.40%         9.40%**
 Net investment income (loss)                                  4.50%**        4.18%          2.96%          2.18%        (6.86)%**
Ratios with waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                  0.90%**        0.90%          0.90%          0.90%         0.90%**
 Net investment income                                         4.61%**        4.28%          3.05%          2.68%         1.64%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.  37

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                      For the
                                                                                                                     period from
                                                          Six Months                                                  7/8/04
                                                            Ended                                                 (Commencement
                                                           2/29/08      Year Ended     Year Ended     Year Ended   of Operations)
                                                         (unaudited)     8/31/07        8/31/06        8/31/05      to 8/31/04
CLASS B
Net asset value, beginning of period                     $     9.75     $     9.75     $     9.84     $    10.01     $   10.00
                                                         ----------     ----------     ----------     ----------     ---------
Increase from investment operations:
 Net investment income                                   $     0.18     $     0.34     $     0.20     $     0.18     $    0.01
 Net realized and unrealized gain (loss)
  on investments                                               0.06           0.01          (0.05)         (0.13)         0.03
                                                         ----------     ----------     ----------     ----------     ---------
  Net increase from investment operations                $     0.24     $     0.35     $     0.15     $     0.05     $    0.04
Distributions to shareowners:
 Net investment income                                        (0.18)         (0.35)         (0.24)         (0.22)        (0.03)
                                                         ----------     ----------     ----------     ----------     ---------
Net increase (decrease) in net asset value               $     0.06     $        -     $    (0.09)    $    (0.17)    $    0.01
                                                         ----------     ----------     ----------     ----------     ---------
Net asset value, end of period                           $     9.81     $     9.75     $     9.75     $     9.84     $   10.01
                                                         ==========     ==========     ==========     ==========     =========
Total return*                                                  2.50%          3.64%          1.56%          0.56%         0.40%(a)
Ratio of net expenses to average net assets+                   1.80%**        1.82%          1.80%          1.74%         1.89%**
Ratio of net investment income to average
 net assets+                                                   3.74%**        3.37%          2.14%          1.68%         0.65%**
Portfolio turnover rate                                          43%**          78%            81%            71%           24%(a)
Net assets, end of period (in thousands)                 $    9,162     $    8,969     $   14,959     $    3,338     $     718
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid
 indirectly:
 Net expenses                                                  1.87%**        1.88%          1.82%          2.29%        10.65%**
 Net investment income (loss)                                  3.67%**        3.31%          2.12%          1.13%        (8.11)%**
Ratios with waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                  1.80%**        1.80%          1.80%          1.74%         1.89%**
 Net investment income                                         3.74%**        3.39%          2.14%          1.68%         0.65%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not annualized.
+    Ratio with no reduction for fees paid indirectly.


38   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                      For the
                                                                                                                    period from
                                                         Six Months                                                    7/8/04
                                                            Ended                                                  (Commencement
                                                           2/29/08      Year Ended     Year Ended     Year Ended   of Operations)
                                                         (unaudited)      8/31/07        8/31/06        8/31/05     to 8/31/04
                                                         ----------     ----------     ----------     ----------     ---------
CLASS C
Net asset value, beginning of period                     $     9.74     $     9.73     $     9.82     $    10.00     $   10.00
                                                         ----------     ----------     ----------     ----------     ---------
Increase from investment operations:
 Net investment income                                   $     0.19     $     0.35     $     0.21     $     0.20     $    0.03
 Net realized and unrealized gain (loss)
  on investments                                               0.06           0.01          (0.07)         (0.14)         0.02
                                                         ----------     ----------     ----------     ----------     ---------
  Net increase from investment operations                $     0.25     $     0.36     $     0.14     $     0.06     $    0.05
Distributions to shareowners:
 Net investment income                                        (0.19)         (0.35)         (0.23)         (0.24)        (0.05)
                                                         ----------     ----------     ----------     ----------     ---------
Net increase (decrease) in net asset value               $     0.06     $     0.01     $    (0.09)    $    (0.18)    $       -
                                                         ----------     ----------     ----------     ----------     ---------
Net asset value, end of period                           $     9.80     $     9.74     $     9.73     $     9.82     $   10.00
                                                         ==========     ==========     ==========     ==========     =========
Total return*                                                  2.55%          3.79%          1.47%          0.58%         0.46%(a)
Ratio of net expenses to average net assets+                   1.70%**        1.72%          1.78%          1.69%         1.39%**
Ratio of net investment income to average
 net assets+                                                   3.84%**        3.45%          2.16%          1.95%         1.16%**
Portfolio turnover rate                                          43%**          78%            81%            71%           24%(a)
Net assets, end of period (in thousands)                 $    4,064     $    2,879     $    5,964     $    4,804     $   2,538
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid
 indirectly:
 Net expenses                                                  1.70%**        1.72%          1.78%          2.38%         9.63%**
 Net investment income (loss)                                  3.84%**        3.45%          2.16%          1.26%        (7.08)%**
Ratios with waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                  1.70%**        1.71%          1.78%          1.69%         1.39%**
 Net investment income                                         3.84%**        3.46%          2.16%          1.95%         1.16%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    39

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                      For the
                                                                                                                    period from
                                                          Six Months                                                   7/8/04
                                                            Ended                                                  (Commencement
                                                           2/29/08      Year Ended     Year Ended     Year Ended   of Operations)
                                                         (unaudited)     8/31/07         8/31/06       8/31/05      to 8/31/04
                                                         ----------     ----------     ----------     ----------     ---------
CLASS Y
Net asset value, beginning of period                     $     9.76     $     9.76     $     9.85     $    10.01     $   10.00
                                                         ----------     ----------     ----------     ----------     ---------
Increase from investment operations:
 Net investment income                                   $     0.24     $     0.45     $     0.32     $     0.30     $    0.04
 Net realized and unrealized gain (loss)
  on investments                                               0.06           0.02          (0.06)         (0.12)         0.02
                                                         ----------     ----------     ----------     ----------     ---------
  Net increase from investment operations                $     0.30     $     0.47     $     0.26     $     0.18     $    0.06
Distributions to shareowners:
 Net investment income                                        (0.24)         (0.47)         (0.35)         (0.34)        (0.05)
                                                         ----------     ----------     ----------     ----------     ---------
Net increase (decrease) in net asset value               $     0.06     $        -     $    (0.09)    $    (0.16)    $    0.01
                                                         ----------     ----------     ----------     ----------     ---------
Net asset value, end of period                           $     9.82     $     9.76     $     9.76     $     9.85     $   10.01
                                                         ==========     ==========     ==========     ==========     =========
Total return*                                                  3.15%          4.96%          2.73%          1.86%         0.57%(a)
Ratio of net expenses to average net assets+                   0.52%**        0.53%          0.53%          0.58%         0.61%**
Ratio of net investment income to average
 net assets+                                                   5.03%**        4.68%          3.37%          2.53%         1.94%**
Portfolio turnover rate                                          43%**          78%            81%            71%           24%(a)
Net assets, end of period (in thousands)                 $  156,583     $  189,724     $  148,514     $   17,672     $     530
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid
 indirectly:
 Net expenses                                                  0.52%**        0.53%          0.53%          0.99%        10.54%**
 Net investment income (loss)                                  5.03%**        4.68%          3.37%          2.12%        (7.99)%**
Ratios with waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                  0.52%**        0.53%          0.53%          0.58%         0.61%**
 Net investment income                                         5.03%**        4.68%          3.37%          2.53%         1.94%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
(a)  Not annualized.
+    Ratio with no reduction for fees paid indirectly.


40   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies
Pioneer Short Term Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's investment risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. The Fund may also use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At February 29, 2008, there were no securities fair valued.

     Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis. Temporary cash investments are valued at cost which approximates market value.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     At February 29, 2008 the Fund had no outstanding portfolio hedges or settlement hedges.

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in-capital, depending on the type of book/tax differences that may exist.

     At August 31, 2007, the Fund had a net capital loss carryforward of $5,025,884, of which the following amounts will expire between 2008 and 2015 if not utilized: $517,744 in 2008, $37,944 in 2009, $124 in 2011,
     $1,200,645 in 2012, $628,614 in 2013, $975,752 in 2014 and $1,665,061 in
     2015.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     The Fund has elected to defer approximately $814,239 of capital losses recognized between November 1, 2006 and August 31, 2007 to its fiscal year ending August 31, 2008.

     The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended August 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                  2007
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $ 9,850,022
                                                              -----------
  Total                                                       $ 9,850,022
                                                              ===========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2007:

--------------------------------------------------------------------------------
                                                                  2007
--------------------------------------------------------------------------------
Undistributed ordinary income                                 $   120,793
Capital loss carryforward                                      (5,025,884)
Post-October loss deferred                                       (814,239)
Dividends payable                                                (143,787)
Unrealized depreciation                                          (778,800)
                                                              -----------
  Total                                                       $(6,641,917)
                                                              ===========
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $6,140 in underwriting commissions on the sale of Class A shares for the six months ended February 29, 2008.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

F.   Class Allocations

     Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.90%, 1.80% and 1.80% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through January 1, 2011 for Class A shares and through January 1, 2009 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services, including accounting, regulatory reporting, and insurance, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,187 in management fee, administrative costs and certain other services payable to PIM at February 29, 2008.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $23,943 in transfer agent fees payable to PIMSS at February 29, 2008.

4.   Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount of up to 0.25% of the Fund's average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $486 in distribution fees payable to PFD at February 29, 2008.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within three years of

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

purchases are subject to a CDSC at declining rates beginning at 2.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended February 29, 2008, CDSCs in the amount of $23,943 were paid to PFD.

5.   Expense Offset Agreements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended February 29, 2008, the Fund's expenses were reduced by $860 under such arrangements.

6.   New pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations on July 8, 2004. They considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one year period ended June 30, 2007 and that the Fund's total return for 2006 was in the fourth quintile of its Morningstar category, while the Fund's total return for 2005 was in the third quintile of its Morningstar category. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the third quintile relative to its Strategic Insight peer group.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

The Trustees also reviewed management fees charged by PIM to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients, including oversight of the Fund's other service providers, regulatory compliance and other services.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period, that PIM is subsidizing the Fund, and that, on a hypothetical basis, such fee would remain in the second quintile relative to the peer group at higher asset levels. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                              Officers
John F. Cogan, Jr., Chairman          John F. Cogan, Jr., President
David R. Bock                         Daniel K. Kingsbury, Executive
Mary K. Bush                            Vice President
Margaret B.W. Graham                  Vincent Nave, Treasurer
Daniel K. Kingsbury                   Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 29, 2008

* Print the name and title of each signing officer under his or her signature.